Intangible assets, airport concessions - Net: (Details 3)	12 Months Ended
Dec. 31, 2017
Aerostar segment [Member]
Discount rate	10.00%
Discount rate for the value in use method	11.75%
Annual average of revenue growth	3.47%
Level of the fair value hierarchy of value recoverable from the CGU	3
Airplan segment [Member]
Discount rate	10.07%
Discount rate for the value in use method	15.12%
Annual average of revenue growth	2.00%
Level of the fair value hierarchy of value recoverable from the CGU	3